Fees Summary	Jul. 07, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 30,546,875
Previously Paid Amount
Total Fee Amount	4,676.73
Total Offset Amount
Net Fee	$ 4,676.73